Stockholders' Equity	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Stockholders' Equity
Note 13—Stockholders' Equity
Common Stock
Our certificate of incorporation contains restrictions on the transfer of certain of our securities in order to preserve the net operating loss carryovers, capital loss carryovers, general business credit carryovers, alternative minimum tax credit carryovers and foreign tax credit carryovers, as well as any “net unrealized built-in loss” within the meaning of Section 382 of the Internal Revenue Service Code, of us or any direct or indirect subsidiary thereof. These restrictions include provisions regarding approval by our Board of Directors of transfers of Common Stock by holders of five percent or more of the outstanding Common Stock. Our debt agreements restrict the payment of dividends.
We amended our certificate of incorporation to implement a one-for-ten (1:10) reverse stock split of our issued and outstanding common stock, par value $0.01 per share, effective on January 29, 2014 for trading purposes. All references in the financial statements to the number of shares of common stock or warrants, price per share and weighted average number of common stock shares outstanding prior to the 1:10 reverse stock split have been adjusted to reflect this stock split on a retroactive basis, unless otherwise noted.
In July 2014, we issued, at no charge, one transferable subscription right with respect to each share of our common stock then outstanding. Holders of subscription rights were entitled to purchase 0.21 shares of our common stock for each subscription right held at an exercise price of $16.00 per whole share. The rights offering was fully subscribed and we issued approximately 6.4 million shares of our common stock resulting in net proceeds of approximately $101.5 million in August 2014. We incurred approximately $237 thousand of offering costs which are included as a reduction of Additional paid-in capital on our consolidated balance sheet.
On September 25, 2013, we completed a private placement transaction and issued approximately 14.4 million shares of common stock resulting in net proceeds of approximately $199.2 million. We incurred approximately $830 thousand of offering costs which are included as a reduction of Additional paid-in capital on our consolidated balance sheet.
Registration Rights Agreements
In connection with our emergence from bankruptcy on August 31, 2012, we entered into a registration rights agreement (“Registration Rights Agreement”) providing the stockholders party thereto (“Stockholders”) with certain registration rights.
The Registration Rights Agreement states that at any time after the consummation of a qualified public offering, any Stockholder or group of Stockholders that, together with its or their affiliates, holds more than fifteen percent of the Registrable Shares (as defined in the Registration Rights Agreement), will have the right to require us to file with the SEC a registration statement for a public offering of all or part of its Registrable Shares (each a “Demand Registration”), by delivery of written notice to the company (each, a “Demand Request”).
Within 90 days after receiving the Demand Request, we must file with the SEC the registration statement with respect to the Demand Registration, subject to certain limitations as set forth in the Registration Rights Agreement. We are required to use commercially reasonable efforts to cause the registration statement to be declared effective as soon as practicable after such filing.
In addition, subject to certain exceptions, if we propose to register any class of common stock for sale to the public, we are required, subject to certain conditions, to include all Registrable Shares with respect to which we have received written requests for inclusion.
In connection with the closing of a private placement, we entered into an additional registration rights agreement with the purchasers of the shares. Under this registration rights agreement, we agreed to file a registration statement relating to the shares of common stock with the SEC within 60 days after the closing date of the sale which would be declared effective within 180 days of the closing date of the sale. We also agreed to use commercially reasonable efforts to keep the registration statement effective until the earliest to occur of (i) the disposition of all registrable securities, (ii) the availability under Rule 144 of the Securities Act of 1933, as amended, for each holder of registrable securities to immediately freely resell such registrable securities without volume restrictions or (iii) the third anniversary of the effective date of the registration statement.
This registration rights agreement also provides the right for a holder or group of holders of more than $50 million of registrable securities to demand that we conduct an underwritten public offering of the registrable securities. However, the demanding holders are limited to a total of three such underwritten offerings, with no more than one demand request for an underwritten offering made in any 365 day period. Additionally, this registration rights agreement contains customary indemnification rights and obligations for both us and the holders of registrable securities.
If this registration statement (i) is not filed with the SEC on or prior to the applicable deadline (ii) is not declared effective by the SEC prior to the applicable deadline, or (iii) does not remain effective for the applicable effectiveness period described above then from the that date until cured, we must pay, as liquidated damages and not as a penalty, an amount in cash equal to 0.25% of the purchaser’s allocated purchase price per calendar month, not to exceed 0.75% of the allocated purchase price.
The registration rights granted in each rights agreement are subject to customary indemnification and contribution provisions, as well as customary restrictions such as suspension periods and, if a registration is for an underwritten offering, limitations on the number of shares to be included in the underwritten offering imposed by the managing underwriter.
Incentive Plan
On December 20, 2012, our Board of Directors (“Board”) approved the Par Petroleum Corporation 2012 Long Term Incentive Plan (“Incentive Plan”). Under the Incentive Plan, the Board, or a committee of the Board, may issue up to 1.6 million shares of our common stock, or incentive stock options, nonstatutory stock options or restricted stock to our employee or directors, or other individuals providing services to us. In general, the terms of any award issue will be determined by the committee upon grant.
These awards primarily vest ratably over five years. For the year ended December 31, 2014, the following activity occurred under our Incentive Plan (in thousands, except per share amounts), which includes the restricted common stock issued under the Stock Purchase Plan discussed below:

	Shares	Weighted- Average Grant Date Fair Value
Non vested balance, beginning of period	524	$16.29
Granted	239	18.49
Vested	(196)	15.04
Forfeited	—
Non vested balance, end of period	567	$17.65
Available for grant	852

For the years ended December 31, 2014 and 2013, we recognized compensation costs of approximately $4.8 million and $1.2 million, respectively, related to restricted stock awards in general and administrative expenses within our consolidated statements of operations related to restricted stock awards under our Incentive Plan. As of December 31, 2014 and 2013, there was approximately $7.5 million and $8.1 million, of total unrecognized compensation costs related to restricted stock awards, which are expected to be recognized on a straight-line basis over a weighted average period of 3.75 years and 4.37 years, respectively.
On September 8, 2014, we entered into a separation agreement with our former chief operating officer and he retired. Pursuant to the separation agreement, we agreed to vest approximately 110 thousand shares of unvested restricted common stock issued under the Incentive Plan as follows (i) approximately 27 thousand shares vested on December 31, 2014 and (ii) approximately 83 thousand shares will vest upon the earlier of the closing or termination of the Mid Pac acquisition. Please read Note 4—Acquisitions for more information. Such shares would have been forfeited under the original terms of the restricted stock grant. As a result of this modification, we recorded $1.7 million of compensation costs during the year ended December 31, 2014, which is included in annual activity disclosed above.
Stock Purchase Plan
On June 12, 2014, the Board adopted a Stock Purchase Plan (“SPP”) plan. The SPP is limited to the Company’s qualifying executive officers and directors. The SPP provides that each participant may during the twelve month period beginning with the date of adoption of the SPP, purchase, in a single transaction, up to $1 million of shares of our common stock at a per share purchase price equal to the closing price of the common stock on the date of purchase. The sale or transfer of the Shares by such participant would be limited for the earlier of (i) two years from the date of purchase or (ii) the termination of the participant’s service with the Company or its affiliates for any reason. Additionally, the SPP provides that each purchasing participant will be granted a number of shares of restricted common stock under the Incentive Plan equal to 20% of the shares purchased with 50% of the restricted common stock vesting on each of the two annual anniversaries of the date of grant, pursuant to the terms and conditions of the award of restricted stock. Each purchasing participant will also be granted a nonstatutory stock option with a 5-year term to purchase a number of shares of common stock under the Incentive Plan (with an exercise price equal to the fair market value as defined in the Incentive Plan on the date of grant) equal to certain specified percentages of the shares purchased based on a Black Scholes model with 50% of the options vesting on each of the two annual anniversaries of the date of grant. Such percentages are as follows: 50% for a non-employee chairman of the Board, 35% for non-employee members of the Board and 50%-70% for executive officers.
The fair value of each option is estimated on the grant date using the Black-Scholes option-pricing model. The estimated weighted-average grant-date fair value per share of options granted during 2014 was $5.91. Unrecognized compensation cost related to non-vested stock options as of December 31, 2014 totaled $2.2 million and is expected to be recognized over a weighted-average period of 2.0 years.
For the year ended December 31, 2014, the following stock option activity occurred (options in thousands):

	Number of Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term in Years	Aggregate Intrinsic Value
Outstanding, beginning of year	—	$—	—	$—
Issued	401	16.18
Exercised	—	—
Forfeited / canceled	—	—
Outstanding, end of year	401	$16.18	5.5	$—
Vested, end of year	—			$—
Exercisable, end of year	—			$—

The expected life of options granted is based on the term of the option. Expected volatilities are based on the historical volatility of our stock. Expected dividend yield is based on annualized dividends at the grant date. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. Our weighted-average assumptions used to measure stock options granted during 2014 are presented below:

2014
Expected life from date of grant (years)	5
Expected volatility	35%
Expected dividend yield	—%
Risk-free interest rate	1.76%